Financial Liabilities (Non-Current and Current) - Summary of Additional Cash Flow Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Interest expense paid	€ (1,978)	€ (2,899)	€ (2,306)
Interest income received	871	1,636	€ 934
Net total	(1,107)	(1,263)
Cross currency and interest rate swaps (CCIRS) [member] | Interest flows in and out, net [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Interest expense paid	(1,485)	(2,304)
Interest income received	378	1,041
Net total	€ (1,107)	€ (1,263)